Schedule of Contract Liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Other Liabilities Disclosure [Abstract]
Billings in advance of performance obligation under contracts	$ 1,215,372	$ 9,489,991	$ 591,638	$ 4,619,690	$ 4,199,173